Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Revenues	$ 326,142	$ 333,662	$ 378,687
Net pool allocation			1,058
Long-term time charters
Revenues
Revenues	$ 177,275	243,288	312,978
Long-term time charters | Minimum
Revenues
Initial duration of charter party agreement	5 years
Spot time charters
Revenues
Revenues	$ 148,867	$ 90,374	60,715
Spot time charters | Maximum
Revenues
Initial duration of charter party agreement	5 years
Cool Pool
Revenues
Revenues			4,994
Net pool allocation			$ 1,058